PENSION AND OTHER POSTRETIREMENT BENEFITS - Defined Benefit Plans (Details) - USD ($) $ in Millions	Dec. 31, 2016	Jan. 02, 2016	Jan. 03, 2015
U.S.
Defined Benefit Plans
Total plan assets	$ 672.1	$ 704.9	$ 778.9
U.S. | Total
Defined Benefit Plans
Total plan assets	672.1	704.9
U.S. | Liability hedging portfolio | Total
Defined Benefit Plans
Total plan assets at fair value	269.0	335.9
U.S. | Growth portfolio | Total
Defined Benefit Plans
Total plan assets at fair value	403.1	368.9
U.S. | Other assets | Total
Defined Benefit Plans
Other assets (payables)		0.1
Int'l
Defined Benefit Plans
Total plan assets	584.2	552.1	$ 618.1
Int'l | Total
Defined Benefit Plans
Total plan assets	584.2	552.1
Int'l | Cash | Total
Defined Benefit Plans
Total plan assets at fair value	3.0	0.8
Int'l | Pooled funds - Fixed income securities | Total
Defined Benefit Plans
Total plan assets at fair value	284.2	275.7
Int'l | Insurance contracts | Total
Defined Benefit Plans
Total plan assets at fair value	30.5	21.4
Int'l | Equity Securities | Total
Defined Benefit Plans
Total plan assets at fair value	223.4	218.1
Int'l | Other investments | Total
Defined Benefit Plans
Total plan assets at fair value	43.1	36.1
Int'l | Quoted Prices in Active Markets (Level 1) | Cash
Defined Benefit Plans
Total plan assets at fair value	3.0	0.8
Int'l | Significant Other Unobservable Inputs (Level 3) | Insurance contracts
Defined Benefit Plans
Total plan assets at fair value	$ 30.5	$ 21.4